Stock-Based Compensation - Other (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2025	Nov. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Jan. 25, 2022
Percentage of the number of shares of common stock issued and outstanding		1.00%
Number of common stock shares outstanding		150,000
Cash proceeds from options exercised			$ 1,771	$ 495
Aggregate intrinsic value of options exercised			2,907	468
Fair value of options vested			$ 6,773	$ 10,143
Granted, number (in shares)			2,164,377
Restricted Stock Units
Share-based compensation arrangement by share-based payment award, award vesting period			4 years
Restricted Stock Units | Director
Share-based compensation arrangement by share-based payment award, award vesting period			1 year
Performance Based Restricted Stock Units
Granted, number (in shares)			520,526
Common Stock
Issuance of common stock under employee stock purchase plan (in shares)			172,395	140,922
Share Price (in dollars per share)			$ 11.76
Share-based Payment Arrangement, Tranche One | Performance Based Restricted Stock Units
Share-based compensation arrangement by share-based payment award, award vesting period			1 year
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			25.00%
Share-based Payment Arrangement, Tranche Two | Performance Based Restricted Stock Units
Share-based compensation arrangement by share-based payment award, award vesting period			3 years
The 2020 Plan
Share-based compensation arrangement by share-based payment award, percent annual increase in capital shares reserved for future issuance			4.00%
Share-based compensation arrangement by share-based payment award, number of additional shares authorized (in shares)	3,387,323
Share-based compensation arrangement by share-based payment award, number of shares available for grant (in shares)			946,907
Common stock, capital shares reserved for future issuance (in shares)			469,694
2022 Inducement Plan
Common stock, capital shares reserved for future issuance (in shares)			27,608		310,000
Employee Stock Purchase Plan
Common stock, capital shares reserved for future issuance (in shares)			534,742
Available of issuance under the ESPP	150,000
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent			85.00%
Issuance of common stock under employee stock purchase plan (in shares)			172,395	140,922